Capital Stock - Series C Preferred Stock Transactions - Additional Information (Detail) - $ / shares									3 Months Ended	12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013	Sep. 23, 2008	Aug. 20, 2008	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000	5,500,000	3,333,333	5,000,000	10,125,000
Sales price per share	$ 0.09	$ 0.10			$ 0.20	$ 0.20
Common Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold										27,598,000	37,991,000
Issuance of common stock from conversion of Series C preferred stock, shares						8,000,000			12,671,000	9,000,000	8,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares of common stock sold							1,300,000	700,000
Sales price per share							$ 1.00
Convertible preferred stock, conversion price								$ 0.25
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Convertible shares of common stock						$ 0.25